21. SUBSEQUENT EVENTS (Details)	12 Months Ended
	Dec. 31, 2017 shares
In January and April 2018
Description of significant events and transactions	Company issued 2,591,500 common shares
Increase (decrease) in number of ordinary shares issued	2,591,500
In February 2018
Description of significant events and transactions	a total of 150,000 stock options were granted to an officer of the Company
Stock options granted	150,000
In April 2018
Description of significant events and transactions	a total of 200,000 stock options were granted to a director of the Company
Stock options granted	200,000
On April 15, 2018
Description of significant events and transactions	Company issued 3,030,303 share purchase warrants
Share purchase warrants issued	3,030,303
On April 27, 2018
Description of significant events and transactions	Company issued 880,000 common shares	[1]
Increase (decrease) in number of ordinary shares issued	880,000	[1]
April 2018
Description of significant events and transactions	Company entered into an agreement with Corozon Consulting Corporation to acquire the Corozon Platform

[1]	Note 4.